INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT I
                              FINANCIAL STATEMENTS
                                  June 30, 2004
                                   (Unaudited)
















This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.

--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Administrative Offices: Austin, Texas

EP-21917U

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                        COMBINED STATEMENT OF NET ASSETS
                                  June 30, 2004
                                   (Unaudited)

                                     ASSETS


Investments at Market Value (Notes 1 and 2):
 Portfolios of Putnam Capital Manager Trust:

Putnam Variable Trust Money Market Fund
          643,225  qualified shares             (Cost $   643,225)  $   643,225
        1,558,543  non-qualified shares         (Cost $ 1,558,543)    1,558,543

Putnam Variable Trust Income Fund
          127,396  qualified shares             (Cost $ 1,843,714)    1,588,630
          301,683  non-qualified shares         (Cost $ 4,220,397)    3,761,987

Putnam Variable Trust Growth and Income Fund II
          350,334  qualified shares             (Cost $ 9,042,821)    8,355,476
           96,584  shares owned by
                    Investors Life              (Cost $ 2,493,018)    2,303,524
          130,511  non-qualified shares         (Cost $ 3,053,311)    3,112,680
           97,182  shares owned by
                    Investors Life              (Cost $ 2,273,593)    2,317,798

Putnam Variable Trust Voyager Fund
           14,049  qualified shares             (Cost $   491,011)      371,315
           65,620  shares owned by
                    Investors Life              (Cost $ 2,293,417)    1,734,339
           12,854  non-qualified shares         (Cost $   473,838)      339,743
           65,694  shares owned by
                    Investors Life              (Cost $ 2,421,603)    1,736,287

TOTAL ASSETS                                                        $27,823,547

   The accompanying notes are an integral part of these financial statements.

                                   NET ASSETS


Net Assets (Notes 3 and 6):

Putnam Variable Trust Money Market Fund
          259,318  qualified accumulation
                    units outstanding           ($2.480447 per unit)$   643,225
          632,927  non-qualified accumulation
                    units outstanding           ($2.462438 per unit)  1,558,543

Putnam Variable Trust Income Fund
          358,960  qualified accumulation
                    units outstanding           ($4.425647 per unit)  1,588,630
          859,518  non-qualified accumulation
                    units outstanding           ($4.376856 per unit)  3,761,987

Putnam Variable Trust Growth and Income Fund II
          926,681  qualified accumulation
                    units outstanding           ($9.016561 per unit)  8,355,476
          255,477  Investors Life equity        ($9.016561 per unit)  2,303,524
          400,781  non-qualified accumulation
                    units outstanding           ($7.766535 per unit)  3,112,680
          298,434  Investors Life equity        ($7.766535 per unit)  2,317,798

Putnam Variable Trust Voyager Fund
          107,048  qualified accumulation
                    units outstanding           ($3.468678 per unit)    371,315
          500,000  Investors Life equity        ($3.468678 per unit)  1,734,339
           97,836  non-qualified accumulation
                    units outstanding           ($3.472574 per unit)    339,743
          500,000  Investors Life equity        ($3.472574 per unit)  1,736,287

TOTAL NET ASSETS                                                    $27,823,547

   The accompanying notes are an integral part of these financial statements.



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



               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                          Period Ended June 30, 2004
                                   (Unaudited)



                                                                                 Putnam          Putnam
                                                                                Variable         Variable
                                                                                  Trust           Trust
                                                                                  Money           Money
                                                                                  Fund            Fund
                                                                                  Market          Market
                                                                                Qualified     Non-Qualified

Investment Income:
      Dividends                                                                 $     2,138     $     4,890

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                      3,894           8,894

      Investment income (loss) - net                                                 (1,756)         (4,004)

Net realized capital gain distributions                                                   0               0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                   43,869         534,293
      Cost of shares sold                                                            43,869         534,293

      Net realized gain (loss) on investments                                             0               0

      Change in unrealized appreciation (depreciation) in value of investments            0               0

      Net realized and unrealized gain (loss) on investments                              0               0

Net Increase (Decrease) in Net Assets from Operations                           $    (1,756)    $    (4,004)

   The accompanying notes are an integral part of these financial statements.



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



                      INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2004
                                   (Unaudited)

                                                                                 Putnam          Putnam
                                                                                Variable        Variable
                                                                               Trust Income   Trust Income
                                                                                  Fund            Fund
                                                                                Qualified       Non-Qualified

Investment Income:
      Dividends                                                                 $    69,522     $   182,030

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                      9,840          23,699

      Investment income (loss) - net                                                 59,682         158,331

Net realized capital gain distributions                                                   0               0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                  101,386         595,017
      Cost of shares sold                                                            99,376         578,494

      Net realized gain (loss) on investments                                         2,010          16,523

      Change in unrealized appreciation (depreciation) in value of investments      (58,425)       (181,753)

      Net realized and unrealized gain (loss) on investments                        (56,415)       (165,230)

Net Increase (Decrease) in Net Assets from Operations                           $     3,267       $  (6,899)

   The accompanying notes are an integral part of these financial statements.

                      INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2004
                                   (Unaudited)

                                                                                 Putnam          Putnam
                                                                                Variable        Variable
                                                                               Trust Growth    Trust Growth
                                                                                and Income      and Income
                                                                                 Fund II         Fund II
                                                                                Qualified*      Non-Qualified*

Investment Income:
      Dividends                                                                 $   191,363     $   102,647

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                     64,474          33,399

      Investment income (loss) - net                                                126,889          69,248

Net realized capital gain distributions                                                   0               0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                  839,533         584,376
      Cost of shares sold                                                           982,887         646,711

      Net realized gain (loss) on investments                                      (143,354)        (62,355)

      Change in unrealized appreciation (depreciation) in value of investments      355,237         171,859

      Net realized and unrealized gain (loss) on investments                        211,883         109,524

Net Increase (Decrease) in Net Assets from Operations                           $   338,772     $   178,772

   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life

                      INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2004
                                   (Unaudited)

                                                                                 Putnam          Putnam
                                                                                Variable        Variable
                                                                                  Trust           Trust
                                                                                 Voyager         Voyager
                                                                                  Fund            Fund
                                                                                Qualified*    Non-Qualified*

Investment Income:
      Dividends                                                                 $     9,425    $     9,280

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                     12,596          12,376

      Investment income (loss) - net                                                 (3,171)         (3,096)

Net realized capital gain distributions                                                   0               0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                   47,804          23,572
      Cost of shares sold                                                            42,149          20,903

      Net realized gain (loss) on investments                                         5,655           2,669

      Change in unrealized appreciation (depreciation) in value of investments       21,322          23,416

      Net realized and unrealized gain (loss) on investments                         26,977          26,085

Net Increase (Decrease) in Net Assets from Operations                           $    23,806     $    22,989

   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                           Period Ended June 30, 2004
                                   (Unaudited)


                                                                                 Putman          Putman
                                                                                Variable        Variable
                                                                                 Trust           Trust
                                                                                 Money           Money
                                                                                 Market          Market
                                                                                  Fund            Fund
                                                                                Qualified     Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    (1,756)    $    (4,004)
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                               0               0
    Change in appreciation (depreciation) in value of investments                         0               0

    Net Increase (Decrease) in net assets from operations                            (1,756)         (4,004)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                               373         407,764
    Net contract surrenders and transfers out (Note 3)                              (37,516)       (457,783)
    Benefit payments to annuitants                                                   (2,832)        (30,864)

    Net Increase (Decrease) from accumulation unit transactions                     (39,975)         (80,883)

Net Increase (Decrease) in Net Assets                                               (41,731)        (84,887)

Total Net Assets
    Total Net assets at December 31, 2003                                           684,956       1,643,430

    Total Net assets at June 30, 2004                                           $   643,225     $ 1,558,543

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003



                                                                                 Putnam          Putnam
                                                                                Variable        Variable
                                                                                 Trust           Trust
                                                                                 Money           Money
                                                                                 Market          Market
                                                                                  Fund            Fund
                                                                                Qualified     Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    (3,304)    $    (7,606)
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                               0               0
    Change in appreciation (depreciation) in value of investments                         0               0

    Net Increase (Decrease) in net assets from operations                            (3,304)         (7,606)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                            33,139         422,740
    Net contract surrenders and transfers out (Note 3)                             (138,163)        (83,995)
    Benefit payments to annuitants                                                   (6,059)        (63,642)

    Net Increase (Decrease) from accumulation unit transactions                    (111,083)        275,103

Net Increase (Decrease) in Net Assets                                              (114,387)        267,497

Total Net Assets:
    Total Net assets at December 31, 2002                                           799,343       1,375,933

    Total Net assets at December 31, 2003                                       $   684,956     $ 1,643,430

   The accompanying notes are an integral part of these financial statements.

                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                           Period Ended June 30, 2004
                                   (Unaudited)

                                                                                 Putnam          Putman
                                                                                Variable        Variable
                                                                                 Trust           Trust
                                                                                 Income          Income
                                                                                  Fund            Fund
                                                                                Qualified     Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    59,682     $   158,331
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                           2,010          16,523
    Change in appreciation (depreciation) in value of investments                   (58,425)       (181,753)

    Net Increase (Decrease) in net assets from operations                             3,267          (6,899)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                               358         420,324
    Net contract surrenders and transfers out (Note 3)                              (83,118)       (529,991)
    Benefit payments to annuitants                                                   (8,787)        (42,531)

    Net Increase (Decrease) from accumulation unit transactions                     (91,547)       (152,198)

Net Increase (Decrease) in Net Assets                                               (88,280)       (159,097)

Total Net Assets:
    Total Net assets at December 31, 2003                                         1,676,910       3,921,084

    Total Net assets at June 30, 2004                                           $ 1,588,630     $ 3,761,987

   The accompanying notes are an integral part of these financial statements.

                          Year Ended December 31, 2003


                                                                                 Putnam          Putman
                                                                                Variable        Variable
                                                                                 Trust           Trust
                                                                                 Income          Income
                                                                                  Fund            Fund
                                                                                Qualified     Non-Qualified

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    69,998     $   162,891
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                           6,287          49,492
    Change in appreciation (depreciation) in value of investments                   (13,486)        (69,842)

    Net Increase (Decrease) in net assets from operations                            62,799         142,541

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                               743              50
    Net contract surrenders and transfers out (Note 3)                             (296,507)       (828,936)
    Benefit payments to annuitants                                                  (18,179)        (80,556)

    Net Increase (Decrease) from accumulation unit transactions                    (313,943)       (909,442)

Net Increase (Decrease) in Net Assets                                              (251,144)       (766,901)

Total Net Assets:
    Total Net assets at December 31, 2002                                         1,928,054       4,687,985

    Total Net assets at December 31, 2003                                       $ 1,676,910     $ 3,921,084

   The accompanying notes are an integral part of these financial statements.

                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                           Period Ended June 30, 2004
                                   (Unaudited)

                                                                                  Putnam          Putnam
                                                                                  Variable        Variable
                                                                                Trust Growth    Trust Growth
                                                                                and Income      and Income
                                                                                 Fund II         Fund II
                                                                                Qualified*    Non-Qualified*

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $   126,889     $    69,248
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                        (143,354)        (62,335)
    Change in appreciation (depreciation) in value of investments                   355,237         171,859

    Net Increase (Decrease) in net assets from operations                           338,772         178,772

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                           148,765             390
    Net contract surrenders and transfers out (Note 3)                             (732,316)       (504,706)
    Benefit payments to annuitants                                                  (51,918)        (46,212)

    Net Increase (Decrease) from accumulation unit transactions                    (635,469)       (550,528)

Net Increase (Decrease) in Net Assets                                              (296,697)       (371,756)

Total Net Assets:
    Total Net assets at December 31, 2003                                        10,955,697       5,802,234

    Total Net assets at June 30, 2004                                           $10,659,000     $ 5,430,478

   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life

                          Year Ended December 31, 2003


                                                                                  Putnam          Putnam
                                                                                 Variable        Variable
                                                                               Trust Growth    Trust Growth
                                                                                and Income      and Income
                                                                                 Fund II         Fund II
                                                                                Qualified*    Non-Qualified*

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    98,461     $    45,446
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                        (553,730)       (344,357)
    Change in appreciation (depreciation) in value of investments                 2,870,112       1,530,592

    Net Increase (Decrease) in net assets from operations                         2,414,843       1,231,681


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                            61,975           1,380
    Net contract surrenders and transfers out (Note 3)                           (1,613,560)       (708,974)
    Benefit payments to annuitants                                                  (93,436)        (79,601)

    Net Increase (Decrease) from accumulation unit transactions                  (1,645,021)       (787,195)

Net Increase (Decrease) in Net Assets                                               769,822         444,486

Total Net Assets:
    Total Net assets at December 31, 2002                                        10,185,875       5,357,748

    Total Net assets at December 31, 2003                                       $10,955,697     $ 5,802,234

   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life

                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                           Period Ended June 30, 2004
                                   (Unaudited)

                                                                                 Putnam          Putnam
                                                                                Variable        Variable
                                                                                  Trust           Trust
                                                                                 Voyager         Voyager
                                                                                  Fund            Fund
                                                                                Qualified*    Non-Qualified*

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    (3,171)    $    (3,096)
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                           5,655           2,669
    Change in appreciation (depreciation) in value of investments                    21,322          23,416

    Net Increase (Decrease) in net assets from operations                            23,806          22,989

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                             4,503             175
    Net contract surrenders and transfers out (Note 3)                              (36,178)            (68)
    Benefit payments to annuitants                                                   (2,780)        (11,303)

    Net Increase (Decrease) from accumulation unit transactions                     (34,455)        (11,196)

Net Increase (Decrease) in Net Assets                                               (10,649)         11,793

Total Net Assets:
    Total Net assets at December 31, 2003                                         2,116,303       2,064,237

    Total Net assets at June 30, 2004                                           $ 2,105,654     $ 2,076,030

   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life

                          Year Ended December 31, 2003


                                                                                  Putnam         Putnam
                                                                              Variable Trust  Variable Trust
                                                                                 Voyager         Voyager
                                                                                  Fund            Fund
                                                                                Qualified*    Non-Qualified*

Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $   (10,698)    $   (10,404)
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                           1,819         (11,814)
    Change in appreciation (depreciation) in value of investments                   427,363         429,059

    Net Increase (Decrease) in net assets from operations                           418,484         406,841

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                             6,379             900
    Net contract surrenders and transfers out (Note 3)                             (115,459)       (197,834)
    Benefit payments to annuitants                                                   (5,182)        (21,087)

    Net Increase (Decrease) from accumulation unit transactions                    (114,262)       (218,021)

Net Increase (Decrease) in Net Assets                                               304,222         188,820

Total Net Assets:
    Total Net assets at December 31, 2002                                         1,812,081       1,875,417

    Total Net assets at December 31, 2003                                       $ 2,116,303     $ 2,064,237

   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 2004
                                  (Unaudited)

Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions, each corresponding to a portfolio of Putnam Variable Trust. Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund, Putnam Variable Trust Growth and Income Fund II or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (see Note 3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of the investments is based on closing bid prices (net asset value) at June 30, 2004; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the first-in, first-out method.
Investment valuations are subject to change based on underlying market conditions. See Notes 4 and 5 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the period ended June 30, 2004, were $154,564 after deductions for premium taxes of $0. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the period ended June 30, 2004, the total of all transfers between Separate Account divisions was $828,088. Contract surrender benefits amounted to $2,381,676. Annuity benefits amounted to $197,227. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6. Accumulation Unit Transactions

Period Ended June 30, 2004

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the six months ended June 30, 2004, and units outstanding at June 30, 2004 were as follows:

                                                 Putnam               Putnam
                                              Variable Trust      Variable Trust
                                                  Money                Money
                                               Market Fund          Market Fund
                                                Qualified          Non-Qualified

Units outstanding at December 31, 2003          257,356               665,680

Units purchased and transfers in                    150               165,441

Benefits, surrenders and transfers out          (16,188)             (198,194)

Units outstanding at June 30, 2004              259,318               632,927




                                            Putnam Variable     Putnam Variable
                                             Trust Income         Trust Income
                                                 Fund                Fund
                                               Qualified         Non-Qualified

Units outstanding at December 31, 2003          379,550               897,243

Units purchased and transfers in                     80                93,047

Benefits, surrenders and transfers out          (20,670)             (130,772)

Units outstanding at June 30, 2004              358,960               859,518

                                                 Putnam              Putnam
                                                Variable            Variable
                                              Trust Growth        Trust Growth
                                              and Income          and Income
                                                Fund II             Fund II
                                               Qualified*         Non-Qualified*

Units outstanding at December 31, 2003        1,253,720               771,994

Units purchased and transfers in                 17,261                    51

Benefits, surrenders and transfers out          (88,823)              (72,830)

Units outstanding at June 30, 2004            1,182,158               699,215




                                              Putnam                 Putnam
                                          Variable Trust          Variable Trust
                                           Voyager Fund            Voyager Fund
                                            Qualified*            Non-Qualified*

Units outstanding at December 31, 2003          616,885               601,074

Units purchased and transfers in                  1,303                    42

Benefits, surrenders and transfers out          (11,140)               (3,280)

Units outstanding at June 30, 2004              607,048               597,836

*Includes shares owned by Investors Life

The accumulation units for the eight subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2004, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                                             Accumulation      Aggregate      Monthly         Annuity
                                                                 Units           Value      Annuity Units    Unit Value

Putnam Variable Trust Money Market Fund, Qualified               27,215         $ 67,506          825        $0.6577952

Putnam Variable Trust Money Market Fund, Non-Qualified         $178,252         $438,935        9,138        $0.6580434

Putnam Variable Trust Growth and Income Fund II, Qualified*     104,010         $937,813        6,312        $1.4761699

Putnam Variable Trust Growth and Income Fund II, Non-Qualified*  76,930         $597,480        5,486        $1.5903875

Putnam Variable Trust Income Fund, Qualified                     51,577         $228,262        1,517        $1.2550693

Putnam Variable Trust Income Fund, Non-Qualified                168,217         $736,262        9,684        $1.2535620

Putnam Variable Trust Voyager Fund, Qualified                    19,906         $ 69,048          462        $0.7077366

Putnam Variable Trust Voyager Fund, Non-Qualified                54,569         $189,495        3,398        $0.4400335

* Includes shares owned by Investors Life

Note 7. Expense Ratios and Net Investment Income Ratios

Period Ended June 30, 2004

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds or changed through the redemption of units, for the six months ended June 30, 2004, and each of the four preceding years in the Period ended December 31, 2003 were as follows:


Putnam Variable Trust
Money Market Fund
Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      259,318    $2.480447     $   643       1.20%      0.66%     -0.54%

12/31/03      275,356    $2.487530     $   685       1.20%      0.77%     -0.43%

12/31/02      319,933    $2.498471     $   799       1.20%      1.46%      0.26%

12/31/01      444,922    $2.492399     $ 1,109       1.20%      3.93%      2.73%

12/31/00      470,961    $2.425457     $ 1,142       1.20%      5.92%      4.72%






Putnam Variable Trust
Money Market Fund
Non-Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      632,927    $2.462438     $ 1,559       1.20%      0.66%     -0.54%

12/31/03      665,680    $2.468799     $ 1,643       1.20%      0.76%     -0.44%

12/31/02      554,718    $2.480419     $ 1,376       1.20%      1.45%      0.25%

12/31/01      633,142    $2.474135     $ 1,566       1.20%      3.95%      2.75%

12/31/00      760,957    $2.408084     $ 1,832       1.20%      5.90%      4.70%

Putnam Variable Trust Income Fund
Qualified

                                 Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      358,960    $4.425647     $ 1,589       1.20%      0.60%      0.40%

12/31/03      379,550    $4.418152     $ 1,677       1.20%      0.72%      3.47%

12/31/02      451,461    $4.270698     $ 1,928       1.20%      4.94%      6.75%

12/31/01      418,101    $3.998620     $ 1,672       1.20%      6.70%      6.05%

12/31/00      440,487    $3.763533     $ 1,658       1.20%      7.02%      6.39%






Putnam Variable Trust Income Fund
Non-Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      859,518    $4.376856     $ 3,762       1.20%      9.22%     -0.35%

12/31/03      897,243    $4.370147     $ 3,921       1.20%      5.10%      3.42%

12/31/02    1,110,325    $4.222174     $ 4,688       1.20%      5.26%      6.63%

12/31/01    1,220,712    $3.952898     $ 4,825       1.20%      6.70%      6.08%

12/31/00    1,328,230    $3.720803     $ 4,942       1.20%      7.19%      6.26%

Putnam Variable Trust
Growth and Income Fund II
Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04    1,182,158    $9.016561     $10,659       1.20%      3.56%      6.31%

12/31/03    1,253,720    $8.738552     $10,956       1.20%      2.17%     23.78%

12/31/02    1,470,768    $6.925549     $10,186       1.20%      1.79%    -22.28%

12/31/01    1,645,816    $8.632096     $14,207       1.20%      1.71%     -7.83%

12/31/00    1,833,941    $9.305221     $17,065       1.20%      3.45%      5.98%






Putnam Variable Trust
Growth and Income Fund II
Non-Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      699,215    $7.766535     $ 5,430       1.20%      3.69%      6.42%

12/31/03      771,994    $7.515906     $ 5,802       1.20%      2.08%     23.82%

12/31/02      899,547    $5.956051     $ 5,358       1.20%      1.84%    -22.33%

12/31/01    1,054,930    $7.414851     $ 7,822       1.20%      1.71%     -7.87%

12/31/00    1,136,128    $7.986523     $ 9,074       1.20%      3.64%      6.19%

Putnam Variable Trust
Voyager Fund
Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      607,048    $3.468678     $ 2,106       1.20%      0.90%      2.27%

12/31/03      616,885    $3.430628     $ 2,116       1.20%      0.65%     21.60%

12/31/02      653,240    $2.773989     $ 1,812       1.20%      0.85%    -31.97%

12/31/01      643,967    $3.810490     $ 2,454       1.20%      1.35%    -27.90%

12/31/00      650,099    $4.955634     $ 3,222       1.20%      3.05%    -17.20%






Putnam Variable Trust
Voyage Fund
Non-Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return

06/30/04      597,836    $3.472574     $ 2,076       1.20%      0.90%      2.23%

12/31/03      601,074    $3.434247     $ 2,064       1.20%      0.64%     22.04%

12/31/02      675,438    $2.776593     $ 1,875       1.20%      0.87%    -32.15%

12/31/01      687,373    $3.805846     $ 2,616       1.20%      1.38%    -28.25%

12/31/00      689,159    $4.949756     $ 3,411       1.20%      2.98%    -17.72%